Condensed Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities
Net income (loss)	$ 14	$ (21)	$ (102)	$ (72)	$ 30
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	17	17	24	39	37
Impairment of assets		88	86	166
Stock-based compensation	1			2	1
Loss on extinguishment of debt	15	1	1		1
Write-off of unamortized deferred financing costs	8				1
Write-off of original issue discount on Subordinated Notes	1
Provision for deferred income taxes	9	(37)		(32)	(16)
Change in trade accounts receivable	(24)	(8)	23	14	(14)
Change in inventories	(6)	(13)	(22)	8	(77)
Change in other current operating assets	(33)	(2)	39	(58)	12
Change in other current operating liabilities	51	50	38	(47)	39
Change in other	16	13	10	(6)	9
Net cash provided by operating activities	69	88	97	14	23
Investing activities
Proceeds from sales of assets		4	4	9	1
Investment in companies, net of cash acquired	(1)			(1)	(51)
Proceeds from sale of affiliates					11
Change in restricted cash		1		5	(3)
Additions to property, plant and equipment	(18)	(19)	(27)	(55)	(52)
Other investing activities				3	(4)
Net cash used in investing activities	(19)	(14)	(23)	(39)	(98)
Financing activities
Net decrease in other short-term debt	(1)	(4)	(4)	(6)	13
Payments of other debt		(2)	(2)	(10)
Proceeds from other debt				20	2
Net payments of ABL Revolver		(50)	(110)	20
Repayment of Secured Notes	(195)	(23)	(23)		(23)
Capital contribution				2	3
Repayment of Subordinated Notes	(367)
Proceeds from BPI's new credit facility			76
Repayment of Term Loans	(1)
Cash related to the deconsolidation of BPI			(11)
Proceeds from Senior Notes	250
Proceeds from Term Loans	667
Distribution to our shareholder	(352)
Payment of deferred financing costs	(15)		(1)		(5)
Proceeds from Subordinated Notes					100
Purchase of noncontrolling interest			(3)		(24)
Net cash provided by (used in) financing activities	(14)	(79)	(78)	26	66
Effect of exchange rates on cash	(1)		1	(2)	(1)
Increase (decrease) in cash and cash equivalents	35	(5)	(3)	(1)	(10)
Cash and cash equivalents at beginning of the period	51	54	54	55	65
Cash and cash equivalents at end of the period	86	49	51	54	55
Supplemental cash flows information
Interest	46	42	59	63	60
Income taxes	15	16	21	27	30
Noncash investing and financing activities:
Additions to property, plant and equipment included in accounts payable	$ 2	$ 1	$ 1	$ 2